SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Certificates of Deposit, at Carrying Value	$ 750,000	$ 2,400,000
Awards Of Options With 10 Year Terms [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award, Award Vesting Period, Description		The stock options we granted during the year ended October 31, 2015 consisted of awards with 10-year terms that vest over one year, options with 10-year terms that vest over 36 months.	The stock options we granted during the year ended October 31, 2014 consisted of awards with 10-year terms that vest over one year and options with 10-year terms that vest over 36 months, options with 5-year terms which vest immediately and options with 10-year terms which vest upon achievement of performance milestones.
Employee Stock Option [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	3,086,472	2,672,471
Stock Options Granted To Employees And Directors [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation	$ 874,000	$ 2,192,000
Amortization Related To Compensation Cost	393,000	2,093,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 1,139,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 109 days
Stock Award Granted Consultants [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation	$ 0	484,000
Amortization Related To Compensation Cost	$ 0	$ 484,000
Warrant [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	707,379	1,028,931
Convertible Preferred Stock [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	739,958
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Licensees 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	67.00%	53.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Licensees 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage	33.00%	37.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Licensees 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage		10.00%
Patents [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Amortization of Acquisition Costs	$ 325,000	$ 325,000
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Maturity of Time Deposits	90 days
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Maturity of Time Deposits	12 years